15005087

Received

FEB 02 2015

Washington, DC 20549

William Slattery, CFA
Vice President
Listing Qualifications

001- 36827

By Electronic Mail

February 2, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Cortinas

Dear Mr. Thomas:

This is to certify that on January 30, 2015 The Nasdaq Stock Market (the "Exchange") received from Pacific DataVision, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value

We further certify that the security has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery